Financial Risk Management - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Jul. 07, 2021	Dec. 31, 2020 USD ($)	Mar. 27, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	$ 10,181		$ 7,964
2018 SCL Credit Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt instrument, ratio of indebtedness to adjusted EBITDA, temporarily waived	4.0	4.0			4.0		4.0
Debt instrument, ratio of adjusted EBITDA to net interest expense, temporarily waived	2.5	2.5			2.5		2.5
Currency risk [member] | United States of America, Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 57		53			$ 67
Floating interest rate [member] | United States of America, Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	186		71
Floating interest rate [member] | Hong Kong, Dollars [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying value of long-term borrowings	1,770	$ 13,820	681	$ 5,310
Floating interest rate [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 20		$ 7